UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Independence Fund

August 31, 2004

FRE-QTLY-1004

1.805765.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.3%
Gentex Corp.	366,500	$ 12,586
Automobiles - 0.3%
Harley-Davidson, Inc.	229,000	13,974
Hotels, Restaurants & Leisure - 3.9%
Carnival Corp. unit	2,084,600	95,454
Kerzner International Ltd. (a)	1,153,200	51,467
Krispy Kreme Doughnuts, Inc. (a)	99,999	1,288
Outback Steakhouse, Inc.	437,300	17,116
		165,325
Household Durables - 0.2%
Interface, Inc. Class A (a)	1,302,700	9,301
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	650,500	24,810
Leisure Equipment & Products - 0.4%
Brunswick Corp.	432,800	17,013
Media - 6.3%
Clear Channel Communications, Inc.	2,934,300	98,328
Lamar Advertising Co. Class A (a)	861,500	37,639
Pixar (a)	305,260	23,725
Radio One, Inc. Class D (non-vtg.) (a)	2,563,000	39,983
Spanish Broadcasting System, Inc. Class A (a)	45,487	398
The DIRECTV Group, Inc. (a)	1,221,900	19,392
Viacom, Inc. Class B (non-vtg.)	1,396,300	46,511
		265,976
Multiline Retail - 0.8%
JCPenney Co., Inc.	213,300	8,174
Kohl's Corp. (a)	457,600	22,642
Tuesday Morning Corp. (a)	35,600	1,106
		31,922
Specialty Retail - 2.7%
Best Buy Co., Inc.	368,900	17,161
Chico's FAS, Inc. (a)	309,700	12,667
Gymboree Corp. (a)	867,200	12,583
Home Depot, Inc.	857,500	31,350
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	981,500	$ 20,759
Weight Watchers International, Inc. (a)	450,900	17,603
		112,123
TOTAL CONSUMER DISCRETIONARY		653,030
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.1%
United Natural Foods, Inc. (a)	134,208	3,323
Household Products - 0.5%
Colgate-Palmolive Co.	389,600	21,038
Personal Products - 0.1%
Gillette Co.	106,200	4,514
TOTAL CONSUMER STAPLES		28,875
ENERGY - 2.7%
Energy Equipment & Services - 2.4%
BJ Services Co.	1,550,561	74,504
Nabors Industries Ltd. (a)	575,800	25,393
		99,897
Oil & Gas - 0.3%
Teekay Shipping Corp.	430,100	15,075
TOTAL ENERGY		114,972
FINANCIALS - 7.4%
Capital Markets - 0.1%
Ameritrade Holding Corp. (a)	205,200	2,337
Commercial Banks - 0.9%
Fifth Third Bancorp	167,000	8,318
Wells Fargo & Co.	541,000	31,784
		40,102
Consumer Finance - 2.0%
American Express Co.	1,450,800	72,569
First Marblehead Corp.	317,700	13,143
		85,712
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.2%
Archipelago Holdings, Inc.	452,000	$ 6,735
Citigroup, Inc.	931,700	43,399
		50,134
Insurance - 2.3%
AFLAC, Inc.	552,800	22,167
AMBAC Financial Group, Inc.	283,600	21,412
American International Group, Inc.	742,400	52,889
		96,468
Thrifts & Mortgage Finance - 0.9%
Delta Financial Corp.	226,700	1,390
New York Community Bancorp, Inc.	1,682,500	35,921
		37,311
TOTAL FINANCIALS		312,064
HEALTH CARE - 18.9%
Biotechnology - 3.6%
Angiotech Pharmaceuticals, Inc. (a)	1,570,800	26,993
Biogen Idec, Inc. (a)	956,500	56,749
Genentech, Inc. (a)	640,100	31,224
QLT, Inc. (a)	1,596,400	24,770
SciClone Pharmaceuticals, Inc. (a)	200,000	784
Serologicals Corp. (a)	629,100	13,173
		153,693
Health Care Equipment & Supplies - 5.2%
Alcon, Inc.	425,900	31,874
American Medical Systems Holdings, Inc. (a)	264,800	8,357
Bausch & Lomb, Inc.	128,900	8,501
Becton, Dickinson & Co.	513,800	24,724
Cooper Companies, Inc.	595,484	34,508
DENTSPLY International, Inc.	169,200	8,621
Fisher Scientific International, Inc. (a)	324,200	18,470
Given Imaging Ltd. (a)	190,000	6,745
Illumina, Inc. (a)	461,600	2,654
Kinetic Concepts, Inc.	462,100	22,999
Medtronic, Inc.	628,900	31,288
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ResMed, Inc. (a)	407,700	$ 19,476
St. Jude Medical, Inc. (a)	18,400	1,237
		219,454
Health Care Providers & Services - 3.7%
Caremark Rx, Inc. (a)	716,300	20,558
Henry Schein, Inc. (a)	429,000	26,718
Pediatrix Medical Group, Inc. (a)	284,800	19,964
Tenet Healthcare Corp. (a)	4,129,300	43,027
UnitedHealth Group, Inc.	669,900	44,300
		154,567
Pharmaceuticals - 6.4%
Allergan, Inc.	260,700	19,461
Barr Pharmaceuticals, Inc. (a)	483,200	18,975
Elan Corp. PLC sponsored ADR (a)	1,373,300	31,078
Pfizer, Inc.	4,343,500	141,902
Schering-Plough Corp.	2,254,600	41,620
Wyeth	469,200	17,159
		270,195
TOTAL HEALTH CARE		797,909
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.5%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	968,700	25,719
Hexcel Corp. (a)	124,400	1,635
Honeywell International, Inc.	111,400	4,008
Precision Castparts Corp.	309,700	17,061
The Boeing Co.	248,500	12,977
		61,400
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	16,251	693
Airlines - 1.5%
AirTran Holdings, Inc. (a)	2,018,200	24,521
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/06 (a)	1,587,379	8,234
sponsored ADR (a)	982,400	30,504
		63,259
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
Trex Co., Inc. (a)	235,800	$ 10,220
Commercial Services & Supplies - 4.4%
Herman Miller, Inc.	1,259,100	31,717
HNI Corp.	380,700	14,923
Korn/Ferry International (a)	1,303,900	23,170
Monster Worldwide, Inc. (a)	1,546,381	31,283
Robert Half International, Inc.	1,330,400	32,595
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	1,947,500	31,141
Strayer Education, Inc.	44,000	4,576
United Rentals, Inc. (a)	77,300	1,136
Universal Technical Institute, Inc.	571,200	15,639
		186,180
Construction & Engineering - 0.6%
Fluor Corp.	564,600	24,137
Industrial Conglomerates - 3.3%
3M Co.	449,300	37,004
General Electric Co.	1,218,300	39,948
Tyco International Ltd.	2,027,900	63,514
		140,466
Machinery - 1.8%
Bucyrus International, Inc. Class A	145,000	3,832
Ingersoll-Rand Co. Ltd. Class A	239,100	15,544
Joy Global, Inc.	1,469,100	44,528
Mueller Industries, Inc.	54,300	2,133
SPX Corp.	209,800	7,656
Timken Co.	132,900	3,090
		76,783
Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc. Class A	421,800	13,105
TOTAL INDUSTRIALS		576,243
INFORMATION TECHNOLOGY - 24.2%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	3,235,700	60,702
Comverse Technology, Inc. (a)	1,225,820	21,464
Emulex Corp. (a)	809,300	8,587
QLogic Corp. (a)	295,492	7,715
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	629,800	$ 23,964
Research in Motion Ltd. (a)	447,700	26,984
		149,416
Computers & Peripherals - 3.1%
Dell, Inc. (a)	724,500	25,242
Seagate Technology	8,138,200	88,951
UNOVA, Inc. (a)	1,180,583	17,213
		131,406
Electronic Equipment & Instruments - 0.3%
National Instruments Corp.	172,000	4,484
ScanSource, Inc. (a)	141,300	8,484
		12,968
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	1,549,500	20,841
SkillSoft PLC sponsored ADR (a)	2,562,600	15,914
Yahoo!, Inc. (a)	2,387,200	68,059
		104,814
IT Services - 7.6%
Affiliated Computer Services, Inc. Class A (a)	743,600	40,400
Ceridian Corp. (a)	3,454,500	63,874
DST Systems, Inc. (a)	351,300	15,893
First Data Corp.	2,071,800	87,534
Infosys Technologies Ltd.	1,855,984	63,094
Paychex, Inc.	510,988	15,161
Satyam Computer Services Ltd.	2,494,700	18,291
The BISYS Group, Inc. (a)	556,300	7,899
Titan Corp. (a)	720,000	9,533
		321,679
Semiconductors & Semiconductor Equipment - 0.3%
Sigmatel, Inc.	778,600	13,073
Software - 6.8%
Amdocs Ltd. (a)	555,400	11,164
Kronos, Inc. (a)	179,100	7,662
Microsoft Corp.	6,457,400	176,287
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
NAVTEQ Corp.	346,500	$ 11,393
Siebel Systems, Inc. (a)	10,772,200	81,976
		288,482
TOTAL INFORMATION TECHNOLOGY		1,021,838
MATERIALS - 7.0%
Chemicals - 1.6%
Dow Chemical Co.	823,300	35,245
Spartech Corp.	1,232,607	29,866
		65,111
Metals & Mining - 5.4%
Alcoa, Inc.	692,500	22,423
Allegheny Technologies, Inc.	441,300	8,301
Arch Coal, Inc.	865,200	27,885
BHP Billiton Ltd. sponsored ADR	2,423,800	45,349
Companhia Vale do Rio Doce sponsored ADR	850,700	49,145
Grupo Mexico SA de CV Series B (a)	1,340,600	4,784
International Steel Group, Inc.	139,900	4,253
IPSCO, Inc.	193,600	4,756
Massey Energy Co.	817,600	22,500
Nucor Corp.	163,700	12,816
Peabody Energy Corp.	77,700	4,143
Phelps Dodge Corp.	278,800	22,739
		229,094
TOTAL MATERIALS		294,205
TELECOMMUNICATION SERVICES - 5.2%
Wireless Telecommunication Services - 5.2%
Alamosa Holdings, Inc. (a)	2,334,600	19,144
American Tower Corp. Class A (a)	1,440,000	21,442
Crown Castle International Corp. (a)	5,737,369	82,102
Vodafone Group PLC sponsored ADR	4,275,000	97,898
		220,586
TOTAL COMMON STOCKS (Cost $3,968,713)		4,019,722
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	41,400	$ 17
Procket Networks, Inc. Series C (a)(d)	1,721,344	0
		17
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,639)		17
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 1.53% (b)	126,726,744	126,727
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	35,807,425	35,807
TOTAL MONEY MARKET FUNDS (Cost $162,534)		162,534
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.53%, dated 8/31/04 due 9/1/04) (Cost $4,600)	$ 4,600	4,600
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $4,153,486)		4,186,873
NET OTHER ASSETS - 0.8%		35,220
NET ASSETS - 100%		$ 4,222,093
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 714
Procket Networks, Inc. Series C	2/9/01	$ 17,000
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $4,156,475,000. Net unrealized appreciation aggregated $30,398,000, of which $336,706,000 related to appreciated investment securities and $306,308,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

ASDI-QTLY-1004

1.805772.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 12.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Interpublic Group of Companies, Inc. 4.5% 3/15/23	$ 1,310,000	$ 1,558,900
ENERGY - 0.6%
Oil & Gas - 0.6%
El Paso Corp. 0% 2/28/21	5,000,000	2,481,250
FINANCIALS - 1.5%
Capital Markets - 0.5%
Merrill Lynch & Co., Inc. liquid yield option note 0% 3/13/32	2,310,000	2,312,772
Consumer Finance - 0.5%
American Express Co.:
1.85% 12/1/33 (d)(e)	1,800,000	1,919,250
1.85% 12/1/33 (d)	140,000	149,275
		2,068,525
Diversified Financial Services - 0.5%
Tyco International Group SA yankee 3.125% 1/15/23	1,370,000	2,104,320
TOTAL FINANCIALS		6,485,617
HEALTH CARE - 5.8%
Biotechnology - 2.4%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08	2,280,000	1,960,800
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08	2,250,000	2,092,500
IDEC Pharmaceuticals Corp. liquid yield option note 0% 2/16/19	1,030,000	2,469,116
Invitrogen Corp. 2.25% 12/15/06	2,630,000	2,537,950
Serologicals Corp. 4.75% 8/15/33 (e)	770,000	1,259,489
		10,319,855
Health Care Equipment & Supplies - 1.5%
Bausch & Lomb, Inc. 2.4863% 8/1/23 (g)	1,680,000	2,261,213
Cooper Companies, Inc. 2.625% 7/1/23	1,660,000	2,397,870
Fisher Scientific International, Inc.:
2.5% 10/1/23 (e)	995,000	1,406,641
2.5% 10/1/23	430,000	607,895
		6,673,619
Convertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.0%
Health Management Associates, Inc. 1.5% 8/1/23	$ 2,020,000	$ 2,060,804
Lincare Holdings, Inc. 3% 6/15/33	2,200,000	2,194,500
		4,255,304
Pharmaceuticals - 0.9%
IVAX Corp. 1.5% 3/1/24 (e)	1,800,000	1,905,120
MGI Pharma, Inc. 1.6821% 3/2/24 (d)(e)	2,450,000	1,838,970
		3,744,090
TOTAL HEALTH CARE		24,992,868
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.7%
Comverse Technology, Inc. 0% 5/15/23	1,760,000	2,063,600
Juniper Networks, Inc. 0% 6/15/08	730,000	989,150
		3,052,750
Internet Software & Services - 0.6%
Yahoo!, Inc. 0% 4/1/08	1,740,000	2,669,813
IT Services - 0.6%
DST Systems, Inc.:
4.125% 8/15/23 (e)	1,240,000	1,524,580
4.125% 8/15/23	790,000	971,305
		2,495,885
Semiconductors & Semiconductor Equipment - 0.4%
Agere Systems, Inc. 6.5% 12/15/09	1,600,000	1,615,008
Software - 0.4%
Concord Communications, Inc. 3% 12/15/23 (e)	2,180,000	1,847,550
TOTAL INFORMATION TECHNOLOGY		11,681,006
MATERIALS - 0.4%
Metals & Mining - 0.4%
Inco Ltd. yankee 3.5% 3/14/52	1,290,000	1,865,598
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp. 4% 7/15/10	1,390,000	2,192,725
Nextel Partners, Inc. 1.5% 11/15/08	1,025,000	2,051,230
		4,243,955
Convertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.5%
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. 4.5% 8/15/05	$ 2,420,000	$ 2,412,329
TOTAL CONVERTIBLE BONDS (Cost $57,321,155)		55,721,523
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 1.19% 9/9/04 (f) (Cost $199,947)	200,000	199,938
Common Stocks - 66.9%
	Shares
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.0%
TRW Automotive Holdings Corp.	9,900	192,753
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	66,900	1,807,638
Royal Caribbean Cruises Ltd.	8,500	351,050
Volume Services America Holdings, Inc. Income Deposit Security	274,300	3,988,322
		6,147,010
Household Durables - 0.9%
Blount International, Inc. (a)	20,000	217,000
Centex Corp.	25,300	1,157,981
D.R. Horton, Inc.	10,000	309,400
KB Home	13,000	894,010
Lennar Corp. Class A	13,000	595,400
LG Electronics, Inc.	4,250	202,996
Newell Rubbermaid, Inc.	24,300	523,179
		3,899,966
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	24,900	736,542
Media - 3.4%
ADVO, Inc.	7,500	221,850
Cablevision Systems Corp. - NY Group Class A (a)	23,700	438,924
Clear Channel Communications, Inc.	47,600	1,595,076
Cumulus Media, Inc. Class A (a)	28,800	434,880
Emmis Communications Corp. Class A (a)	36,200	696,850
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Fox Entertainment Group, Inc. Class A (a)	31,100	$ 844,054
Grupo Televisa SA de CV sponsored ADR	17,500	842,275
Lamar Advertising Co. Class A (a)	31,700	1,384,973
Liberty Media Corp. Class A (a)	98,000	873,180
News Corp. Ltd. sponsored ADR	9,200	273,700
Salem Communications Corp. Class A (a)	14,900	396,340
Spanish Broadcasting System, Inc. Class A (a)	14,100	123,516
The DIRECTV Group, Inc. (a)	40,600	644,322
Time Warner, Inc. (a)	95,400	1,559,790
Univision Communications, Inc. Class A (a)	18,900	623,700
Valassis Communications, Inc. (a)	8,000	226,080
Viacom, Inc. Class B (non-vtg.)	62,800	2,091,868
Walt Disney Co.	73,300	1,645,585
		14,916,963
Multiline Retail - 0.3%
99 Cents Only Stores (a)	20,000	259,000
JCPenney Co., Inc.	20,600	789,392
Nordstrom, Inc.	8,500	315,605
		1,363,997
Specialty Retail - 1.0%
American Eagle Outfitters, Inc. (a)	18,466	614,918
Home Depot, Inc.	43,700	1,597,672
Office Depot, Inc. (a)	32,600	521,926
Sonic Automotive, Inc. Class A (sub. vtg.)	23,498	488,758
Toys 'R' Us, Inc. (a)	55,400	899,696
		4,122,970
TOTAL CONSUMER DISCRETIONARY		31,380,201
CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	15,200	802,560
PepsiCo, Inc.	21,000	1,050,000
The Coca-Cola Co.	5,200	232,492
		2,085,052
Food & Staples Retailing - 0.4%
Albertsons, Inc.	23,000	565,340
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc. (a)	40,000	$ 808,000
Wal-Mart Stores, Inc.	6,500	342,355
		1,715,695
Food Products - 0.1%
Interstate Bakeries Corp.	41,200	213,004
McCormick & Co., Inc. (non-vtg.)	3,300	110,715
		323,719
Household Products - 0.4%
Clorox Co.	4,300	227,212
Procter & Gamble Co.	24,800	1,388,056
		1,615,268
Personal Products - 0.1%
Gillette Co.	17,200	731,000
Tobacco - 0.1%
Altria Group, Inc.	11,100	543,345
TOTAL CONSUMER STAPLES		7,014,079
ENERGY - 6.1%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	30,500	1,199,565
BJ Services Co.	13,900	667,895
ENSCO International, Inc.	22,100	644,436
GlobalSantaFe Corp.	30,000	836,400
Halliburton Co.	40,000	1,166,800
Pride International, Inc. (a)	21,000	385,560
Rowan Companies, Inc. (a)	11,100	269,952
Smith International, Inc. (a)	16,000	911,680
Transocean, Inc. (a)	43,100	1,323,170
Varco International, Inc. (a)	18,598	451,559
Weatherford International Ltd. (a)	32,600	1,510,684
		9,367,701
Oil & Gas - 3.9%
Apache Corp.	13,000	580,970
BP PLC sponsored ADR	11,000	590,700
Burlington Resources, Inc.	21,600	782,568
ChevronTexaco Corp.	32,400	3,159,000
ConocoPhillips	17,400	1,295,082
Encore Acquisition Co. (a)	15,000	418,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	170,900	$ 7,878,490
Occidental Petroleum Corp.	23,700	1,224,105
Pioneer Natural Resources Co.	8,500	284,325
Premcor, Inc. (a)	7,500	251,475
Quicksilver Resources, Inc. (a)	15,000	422,550
Valero Energy Corp.	3,500	231,105
		17,118,870
TOTAL ENERGY		26,486,571
FINANCIALS - 24.4%
Capital Markets - 1.9%
Bear Stearns Companies, Inc.	10,200	896,784
Eurocastle Investment Ltd.	9,200	157,960
Lehman Brothers Holdings, Inc.	14,100	1,041,849
Merrill Lynch & Co., Inc.	58,100	2,967,167
Morgan Stanley	63,100	3,201,063
		8,264,823
Commercial Banks - 3.6%
Bank of America Corp.	182,114	8,191,488
East West Bancorp, Inc.	8,800	318,824
Fifth Third Bancorp	4,600	229,126
National Commerce Financial Corp.	10,000	336,400
SouthTrust Corp.	32,800	1,356,280
UCBH Holdings, Inc.	14,400	578,160
Wachovia Corp.	60,800	2,852,128
Wells Fargo & Co.	30,000	1,762,500
		15,624,906
Consumer Finance - 0.2%
Capital One Financial Corp.	8,080	547,501
MBNA Corp.	23,200	560,048
		1,107,549
Diversified Financial Services - 3.0%
CIT Group, Inc.	7,400	264,476
Citigroup, Inc.	176,900	8,240,002
J.P. Morgan Chase & Co.	111,204	4,401,454
		12,905,932
Insurance - 3.7%
ACE Ltd.	38,400	1,480,320
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	39,400	$ 1,579,940
Allianz AG sponsored ADR	55,500	537,795
AMBAC Financial Group, Inc.	17,500	1,321,250
American International Group, Inc.	76,600	5,456,984
Arch Capital Group Ltd. (a)	9,000	329,400
Hartford Financial Services Group, Inc.	15,900	972,444
Marsh & McLennan Companies, Inc.	4,700	210,043
MetLife, Inc.	22,300	830,675
PartnerRe Ltd.	7,000	359,310
Scottish Re Group Ltd.	15,000	318,600
St. Paul Travelers Companies, Inc.	10,367	359,631
UnumProvident Corp.	37,300	603,514
W.R. Berkley Corp.	26,900	1,086,222
XL Capital Ltd. Class A	7,100	498,420
		15,944,548
Real Estate - 10.5%
American Campus Communities, Inc.	25,000	442,500
Apartment Investment & Management Co. Class A	49,350	1,751,925
Archstone-Smith Trust	12,550	392,188
AvalonBay Communities, Inc.	12,600	761,040
Boston Properties, Inc.	34,924	1,937,584
CarrAmerica Realty Corp.	22,030	734,480
Catellus Development Corp.	22,250	606,758
CBL & Associates Properties, Inc.	15,830	966,896
CenterPoint Properties Trust (SBI)	14,480	609,029
Chelsea Property Group, Inc.	6,680	449,230
Cornerstone Realty Income Trust, Inc.	36,190	347,424
Correctional Properties Trust	24,760	662,330
Duke Realty Corp.	43,300	1,472,200
Equity Office Properties Trust	63,560	1,815,274
Equity One, Inc.	27,650	548,023
Equity Residential (SBI)	76,630	2,482,046
Federal Realty Investment Trust (SBI)	19,870	901,701
General Growth Properties, Inc.	67,040	2,022,597
Health Care Property Investors, Inc.	19,660	498,381
Health Care REIT, Inc.	24,010	816,340
Highwoods Properties, Inc. (SBI)	41,610	1,023,606
Home Properties of New York, Inc.	11,730	473,071
HomeBanc Mortgage Corp. Georgia	45,000	375,750
Host Marriott Corp. (a)	16,910	225,749
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Inland Real Estate Corp.	31,700	$ 469,160
Innkeepers USA Trust (SBI)	60,300	695,862
Kilroy Realty Corp.	12,020	454,957
Kimco Realty Corp.	37,470	1,885,490
Liberty Property Trust (SBI)	14,320	579,387
Manufactured Home Communities, Inc.	25,050	838,424
MeriStar Hospitality Corp. (a)	138,320	796,723
MortgageIT Holdings, Inc.	10,000	125,000
Newcastle Investment Corp.	7,000	211,890
Omega Healthcare Investors, Inc.	18,830	192,066
Pan Pacific Retail Properties, Inc.	20,040	1,069,936
Plum Creek Timber Co., Inc.	30,840	1,018,954
Post Properties, Inc.	7,600	231,040
ProLogis	65,580	2,370,717
Public Storage, Inc.	27,480	1,397,358
Rayonier, Inc.	7,980	370,033
Reckson Associates Realty Corp.	51,420	1,511,748
Shurgard Storage Centers, Inc. Class A	8,500	339,150
Simon Property Group, Inc.	38,520	2,155,194
SL Green Realty Corp.	16,260	813,000
The Mills Corp.	5,900	300,546
The Rouse Co.	23,660	1,572,207
United Dominion Realty Trust, Inc. (SBI)	21,590	458,356
Ventas, Inc.	22,350	611,273
Vornado Realty Trust	38,140	2,393,666
Weingarten Realty Investors (SBI)	13,800	463,956
		45,642,215
Thrifts & Mortgage Finance - 1.5%
Fannie Mae	33,800	2,516,410
Freddie Mac	11,500	771,880
Golden West Financial Corp., Delaware	5,400	584,442
New York Community Bancorp, Inc.	69,200	1,477,420
Sovereign Bancorp, Inc.	24,200	529,012
The PMI Group, Inc.	3,000	124,590
Washington Mutual, Inc.	9,000	349,470
		6,353,224
TOTAL FINANCIALS		105,843,197
Common Stocks - continued
	Shares	Value
HEALTH CARE - 5.4%
Biotechnology - 0.7%
Amgen, Inc. (a)	10,000	$ 592,900
Biogen Idec, Inc. (a)	5,900	350,047
BioMarin Pharmaceutical, Inc. (a)	72,000	434,880
Cephalon, Inc. (a)	4,200	197,442
Genentech, Inc. (a)	12,000	585,360
MedImmune, Inc. (a)	22,900	546,623
Millennium Pharmaceuticals, Inc. (a)	22,700	269,903
ONYX Pharmaceuticals, Inc. (a)	6,000	222,840
		3,199,995
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	145,500	4,443,570
Dade Behring Holdings, Inc. (a)	11,700	615,069
Guidant Corp.	18,100	1,082,380
Immucor, Inc. (a)	14,750	301,638
Medtronic, Inc.	11,100	552,225
PerkinElmer, Inc.	40,100	700,948
St. Jude Medical, Inc. (a)	6,200	416,950
Thermo Electron Corp. (a)	22,200	583,194
Waters Corp. (a)	44,300	1,918,633
		10,614,607
Health Care Providers & Services - 0.5%
Covance, Inc. (a)	6,400	239,680
Tenet Healthcare Corp. (a)	32,000	333,440
UnitedHealth Group, Inc.	23,400	1,547,442
		2,120,562
Pharmaceuticals - 1.7%
Barr Pharmaceuticals, Inc. (a)	19,000	746,130
Johnson & Johnson	21,400	1,243,340
Merck & Co., Inc.	44,400	1,996,668
Pfizer, Inc.	19,600	640,332
Schering-Plough Corp.	92,000	1,698,320
Wyeth	27,900	1,020,303
		7,345,093
TOTAL HEALTH CARE		23,280,257
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
DRS Technologies, Inc. (a)	10,000	363,800
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	142,900	$ 5,141,542
Lockheed Martin Corp.	23,900	1,285,342
Northrop Grumman Corp.	8,400	433,860
Precision Castparts Corp.	15,700	864,913
Raytheon Co.	32,000	1,111,360
The Boeing Co.	16,500	861,630
United Defense Industries, Inc. (a)	10,400	397,592
		10,460,039
Airlines - 0.3%
AirTran Holdings, Inc. (a)	22,000	267,300
Southwest Airlines Co.	62,100	920,322
		1,187,622
Building Products - 0.6%
Masco Corp.	81,900	2,631,447
Commercial Services & Supplies - 1.7%
Asset Acceptance Capital Corp.	3,400	59,602
Avery Dennison Corp.	14,500	901,175
Career Education Corp. (a)	31,000	956,040
Cendant Corp.	77,700	1,680,651
Cintas Corp.	29,700	1,217,997
On Assignment, Inc. (a)	20,000	92,800
Robert Half International, Inc.	65,800	1,612,100
ServiceMaster Co.	18,000	223,740
United Rentals, Inc. (a)	24,000	352,560
Waste Management, Inc.	12,300	341,817
		7,438,482
Construction & Engineering - 0.5%
Chicago Bridge & Iron Co. NV	26,671	790,528
Fluor Corp.	21,100	902,025
MasTec, Inc. (a)	67,000	362,470
		2,055,023
Electrical Equipment - 0.2%
FuelCell Energy, Inc. (a)	20,000	199,200
Rockwell Automation, Inc.	12,000	468,000
		667,200
Industrial Conglomerates - 4.5%
3M Co.	3,800	312,968
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	425,800	$ 13,961,975
Tyco International Ltd.	167,500	5,246,100
		19,521,043
Machinery - 0.1%
Mueller Industries, Inc.	9,000	353,610
Road & Rail - 0.0%
Sirva, Inc.	10,000	211,800
TOTAL INDUSTRIALS		44,526,266
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 0.5%
Comverse Technology, Inc. (a)	27,000	472,770
Foundry Networks, Inc. (a)	46,000	419,520
Juniper Networks, Inc. (a)	17,000	389,130
Lucent Technologies, Inc. (a)	120,000	375,600
Motorola, Inc.	21,800	352,070
		2,009,090
Computers & Peripherals - 0.4%
Hewlett-Packard Co.	31,900	570,691
International Business Machines Corp.	12,400	1,050,156
Western Digital Corp. (a)	20,200	150,692
		1,771,539
Electronic Equipment & Instruments - 0.3%
Amphenol Corp. Class A (a)	11,100	333,666
Avnet, Inc. (a)	5,000	79,400
Flextronics International Ltd. (a)	55,000	682,550
Molex, Inc.	7,000	202,090
Symbol Technologies, Inc.	19,000	245,100
		1,542,806
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	13,600	387,736
IT Services - 0.3%
Affiliated Computer Services, Inc. Class A (a)	10,000	543,300
BearingPoint, Inc. (a)	15,900	128,313
Paychex, Inc.	23,000	682,410
		1,354,023
Office Electronics - 0.1%
Xerox Corp. (a)	47,000	631,210
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	7,000	$ 243,040
Cabot Microelectronics Corp. (a)	26,700	891,513
DSP Group, Inc. (a)	18,000	342,180
Freescale Semiconductor, Inc. Class A	64,500	896,550
Intel Corp.	19,800	421,542
KLA-Tencor Corp. (a)	23,500	877,960
Lam Research Corp. (a)	15,000	323,250
Micron Technology, Inc. (a)	60,000	690,600
PMC-Sierra, Inc. (a)	22,000	205,480
Samsung Electronics Co. Ltd.	1,480	579,661
		5,471,776
Software - 1.2%
BEA Systems, Inc. (a)	86,100	568,260
Microsoft Corp.	151,500	4,135,950
PalmSource, Inc. (a)	13,000	292,630
Siebel Systems, Inc. (a)	20,000	152,200
		5,149,040
TOTAL INFORMATION TECHNOLOGY		18,317,220
MATERIALS - 3.9%
Chemicals - 1.7%
Dow Chemical Co.	71,500	3,060,915
E.I. du Pont de Nemours & Co.	43,700	1,846,762
Ecolab, Inc.	8,100	242,352
Lyondell Chemical Co.	56,700	1,116,423
Millennium Chemicals, Inc. (a)	44,772	834,998
Olin Corp.	16,900	285,441
		7,386,891
Containers & Packaging - 0.7%
Ball Corp.	7,000	261,380
Bemis Co., Inc.	8,100	214,083
Owens-Illinois, Inc. (a)	50,500	810,525
Packaging Corp. of America	38,000	870,200
Sealed Air Corp. (a)	1,300	63,856
Smurfit-Stone Container Corp. (a)	46,500	824,910
		3,044,954
Metals & Mining - 1.5%
Alcoa, Inc.	37,000	1,198,060
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Companhia Vale do Rio Doce sponsored ADR	8,700	$ 502,599
Freeport-McMoRan Copper & Gold, Inc. Class B	15,000	564,450
Massey Energy Co.	24,800	682,496
Metals USA, Inc. (a)	14,800	238,576
Newmont Mining Corp.	11,800	523,802
Nucor Corp.	24,800	1,941,592
Phelps Dodge Corp.	8,000	652,480
		6,304,055
Paper & Forest Products - 0.0%
Bowater, Inc.	5,800	208,394
TOTAL MATERIALS		16,944,294
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.3%
Cincinnati Bell, Inc. (a)	55,000	198,550
Citizens Communications Co.	7,800	98,514
Covad Communications Group, Inc. (a)	255,300	372,738
SBC Communications, Inc.	209,000	5,390,110
Verizon Communications, Inc.	101,200	3,972,100
		10,032,012
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. Class A (a)	18,600	431,334
Nextel Partners, Inc. Class A (a)	20,000	288,400
Western Wireless Corp. Class A (a)	11,800	296,062
		1,015,796
TOTAL TELECOMMUNICATION SERVICES		11,047,808
UTILITIES - 1.3%
Electric Utilities - 1.0%
Entergy Corp.	17,700	1,067,310
FirstEnergy Corp.	18,100	728,344
PG&E Corp. (a)	20,300	592,557
PPL Corp.	7,000	334,810
Southern Co.	16,200	491,670
TXU Corp.	12,700	528,701
Westar Energy, Inc.	25,000	525,000
Xcel Energy, Inc.	7,500	132,375
		4,400,767
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	53,600	$ 540,824
Aquila, Inc. (a)	100,000	295,000
Calpine Corp. (a)	73,500	251,370
Public Service Enterprise Group, Inc.	5,000	211,700
		1,298,894
TOTAL UTILITIES		5,699,661
TOTAL COMMON STOCKS (Cost $284,013,508)		290,539,554
Preferred Stocks - 17.5%

Convertible Preferred Stocks - 5.3%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.4%
Six Flags, Inc. 7.25% PIERS	82,700	1,695,350
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	10,100	441,875
Specialty Retail - 0.5%
Toys 'R' US, Inc. 6.25%	44,600	2,011,460
TOTAL CONSUMER DISCRETIONARY		4,148,685
ENERGY - 0.7%
Oil & Gas - 0.7%
Chesapeake Energy Corp. 6.75%	11,700	1,093,219
Valero Energy Corp. 2.00%	61,700	2,082,375
		3,175,594
FINANCIALS - 1.1%
Diversified Financial Services - 1.1%
AES Trust VII 6.00%	100,300	4,613,800
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern 4.25%	1,370	769,173
MATERIALS - 1.1%
Containers & Packaging - 0.9%
Owens-Illinois, Inc. 4.75%	108,010	3,818,154
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
MATERIALS - continued
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (e)	1,050	$ 1,025,672
TOTAL MATERIALS		4,843,826
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
CenturyTel, Inc. 6.875% ACES	210,200	5,344,335
TOTAL CONVERTIBLE PREFERRED STOCKS		22,895,413
Nonconvertible Preferred Stocks - 12.2%
ENERGY - 1.6%
Oil & Gas - 1.6%
El Paso Tennessee Pipeline Co. Series A, 8.25%	169,600	7,208,000
FINANCIALS - 6.9%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	793,500
Series G, 5.49%	15,000	705,000
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	169,015	4,399,460
		5,897,960
Commercial Banks - 0.2%
Banco Santander Central Hispano SA 6.41% (e)	31,400	737,900
Consumer Finance - 0.6%
SLM Corp. Series A, 6.97%	43,400	2,436,910
Diversified Financial Services - 0.7%
ABN Amro Capital Funding Trust VII 6.08%	60,400	1,479,800
EIX Trust II Series B, 8.60%	19,600	495,096
Heco Capital Trust III 6.50%	12,000	305,760
J.P. Morgan Chase & Co. (depositary shares) Series H, 6.625%	6,530	353,273
RC Trust I 7.00%	9,680	514,304
		3,148,233
Real Estate - 1.2%
Apartment Investment & Management Co. Series Q, 10.10%	46,510	1,232,515
Duke Realty Corp. (depositary shares) Series K, 6.5%	95,800	2,327,940
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
Host Marriott Corp. Series E, 8.875%	20,000	$ 540,200
Vornado Realty Trust Series E, 7.00%	40,000	1,008,000
		5,108,655
Thrifts & Mortgage Finance - 2.9%
Fannie Mae:
Series H, 5.81%	29,200	1,497,960
Series L, 5.125%	90,900	4,095,045
Series N, 5.50%	71,650	3,464,278
Freddie Mac:
Series H, 5.10%	10,300	450,625
Series K 5.79%	6,000	304,500
Series O, 5.81%	19,500	1,004,250
Series R, 5.70%	37,300	1,859,405
		12,676,063
TOTAL FINANCIALS		30,005,721
MATERIALS - 0.3%
Chemicals - 0.2%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	856,350
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400	488,000
TOTAL MATERIALS		1,344,350
UTILITIES - 3.4%
Electric Utilities - 3.4%
Alabama Power Co. 5.30%	88,600	2,151,208
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,396,868
Duquesne Light Co. 6.50%	86,050	4,259,475
FPL Group Capital Trust I 5.875%	20,000	486,600
Monongahela Power Co. Series L, 7.73%	10,800	1,042,200
Southern California Edison Co.:
4.78%	46,500	939,300
Series B, 4.08%	27,271	475,879
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
Series C, 4.24%	87,600	$ 1,607,460
Series D, 4.32%	70,000	1,270,500
		14,629,490
TOTAL NONCONVERTIBLE PREFERRED STOCKS		53,187,561
TOTAL PREFERRED STOCKS (Cost $77,971,914)		76,082,974
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 1.53% (b)	10,850,219	10,850,219
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	502,850	502,850
TOTAL MONEY MARKET FUNDS (Cost $11,353,069)		11,353,069
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $430,859,593)		433,897,058
NET OTHER ASSETS - 0.0%		201,192
NET ASSETS - 100%		$ 434,098,250
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 S&P 500 Index Contracts	Sept. 2004	$ 2,208,200	$ (52,298)

The face value of futures purchased as a percentage of net assets - 0.5%
Security Type Abbreviations
ACES - Automatic Common Exchange Securities
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,465,172 or 3.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,938.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $431,458,177. Net unrealized appreciation aggregated $2,438,881, of which $18,940,694 related to appreciated investment securities and $16,501,813 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

(A Class of Fidelity Advisor
Strategic Dividend & Income Fund)

August 31, 2004

SDI-QTLY-1004

1.806764.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 12.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Interpublic Group of Companies, Inc. 4.5% 3/15/23	$ 1,310,000	$ 1,558,900
ENERGY - 0.6%
Oil & Gas - 0.6%
El Paso Corp. 0% 2/28/21	5,000,000	2,481,250
FINANCIALS - 1.5%
Capital Markets - 0.5%
Merrill Lynch & Co., Inc. liquid yield option note 0% 3/13/32	2,310,000	2,312,772
Consumer Finance - 0.5%
American Express Co.:
1.85% 12/1/33 (d)(e)	1,800,000	1,919,250
1.85% 12/1/33 (d)	140,000	149,275
		2,068,525
Diversified Financial Services - 0.5%
Tyco International Group SA yankee 3.125% 1/15/23	1,370,000	2,104,320
TOTAL FINANCIALS		6,485,617
HEALTH CARE - 5.8%
Biotechnology - 2.4%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08	2,280,000	1,960,800
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08	2,250,000	2,092,500
IDEC Pharmaceuticals Corp. liquid yield option note 0% 2/16/19	1,030,000	2,469,116
Invitrogen Corp. 2.25% 12/15/06	2,630,000	2,537,950
Serologicals Corp. 4.75% 8/15/33 (e)	770,000	1,259,489
		10,319,855
Health Care Equipment & Supplies - 1.5%
Bausch & Lomb, Inc. 2.4863% 8/1/23 (g)	1,680,000	2,261,213
Cooper Companies, Inc. 2.625% 7/1/23	1,660,000	2,397,870
Fisher Scientific International, Inc.:
2.5% 10/1/23 (e)	995,000	1,406,641
2.5% 10/1/23	430,000	607,895
		6,673,619
Convertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.0%
Health Management Associates, Inc. 1.5% 8/1/23	$ 2,020,000	$ 2,060,804
Lincare Holdings, Inc. 3% 6/15/33	2,200,000	2,194,500
		4,255,304
Pharmaceuticals - 0.9%
IVAX Corp. 1.5% 3/1/24 (e)	1,800,000	1,905,120
MGI Pharma, Inc. 1.6821% 3/2/24 (d)(e)	2,450,000	1,838,970
		3,744,090
TOTAL HEALTH CARE		24,992,868
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.7%
Comverse Technology, Inc. 0% 5/15/23	1,760,000	2,063,600
Juniper Networks, Inc. 0% 6/15/08	730,000	989,150
		3,052,750
Internet Software & Services - 0.6%
Yahoo!, Inc. 0% 4/1/08	1,740,000	2,669,813
IT Services - 0.6%
DST Systems, Inc.:
4.125% 8/15/23 (e)	1,240,000	1,524,580
4.125% 8/15/23	790,000	971,305
		2,495,885
Semiconductors & Semiconductor Equipment - 0.4%
Agere Systems, Inc. 6.5% 12/15/09	1,600,000	1,615,008
Software - 0.4%
Concord Communications, Inc. 3% 12/15/23 (e)	2,180,000	1,847,550
TOTAL INFORMATION TECHNOLOGY		11,681,006
MATERIALS - 0.4%
Metals & Mining - 0.4%
Inco Ltd. yankee 3.5% 3/14/52	1,290,000	1,865,598
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp. 4% 7/15/10	1,390,000	2,192,725
Nextel Partners, Inc. 1.5% 11/15/08	1,025,000	2,051,230
		4,243,955
Convertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.5%
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. 4.5% 8/15/05	$ 2,420,000	$ 2,412,329
TOTAL CONVERTIBLE BONDS (Cost $57,321,155)		55,721,523
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 1.19% 9/9/04 (f) (Cost $199,947)	200,000	199,938
Common Stocks - 66.9%
	Shares
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.0%
TRW Automotive Holdings Corp.	9,900	192,753
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	66,900	1,807,638
Royal Caribbean Cruises Ltd.	8,500	351,050
Volume Services America Holdings, Inc. Income Deposit Security	274,300	3,988,322
		6,147,010
Household Durables - 0.9%
Blount International, Inc. (a)	20,000	217,000
Centex Corp.	25,300	1,157,981
D.R. Horton, Inc.	10,000	309,400
KB Home	13,000	894,010
Lennar Corp. Class A	13,000	595,400
LG Electronics, Inc.	4,250	202,996
Newell Rubbermaid, Inc.	24,300	523,179
		3,899,966
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	24,900	736,542
Media - 3.4%
ADVO, Inc.	7,500	221,850
Cablevision Systems Corp. - NY Group Class A (a)	23,700	438,924
Clear Channel Communications, Inc.	47,600	1,595,076
Cumulus Media, Inc. Class A (a)	28,800	434,880
Emmis Communications Corp. Class A (a)	36,200	696,850
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Fox Entertainment Group, Inc. Class A (a)	31,100	$ 844,054
Grupo Televisa SA de CV sponsored ADR	17,500	842,275
Lamar Advertising Co. Class A (a)	31,700	1,384,973
Liberty Media Corp. Class A (a)	98,000	873,180
News Corp. Ltd. sponsored ADR	9,200	273,700
Salem Communications Corp. Class A (a)	14,900	396,340
Spanish Broadcasting System, Inc. Class A (a)	14,100	123,516
The DIRECTV Group, Inc. (a)	40,600	644,322
Time Warner, Inc. (a)	95,400	1,559,790
Univision Communications, Inc. Class A (a)	18,900	623,700
Valassis Communications, Inc. (a)	8,000	226,080
Viacom, Inc. Class B (non-vtg.)	62,800	2,091,868
Walt Disney Co.	73,300	1,645,585
		14,916,963
Multiline Retail - 0.3%
99 Cents Only Stores (a)	20,000	259,000
JCPenney Co., Inc.	20,600	789,392
Nordstrom, Inc.	8,500	315,605
		1,363,997
Specialty Retail - 1.0%
American Eagle Outfitters, Inc. (a)	18,466	614,918
Home Depot, Inc.	43,700	1,597,672
Office Depot, Inc. (a)	32,600	521,926
Sonic Automotive, Inc. Class A (sub. vtg.)	23,498	488,758
Toys 'R' Us, Inc. (a)	55,400	899,696
		4,122,970
TOTAL CONSUMER DISCRETIONARY		31,380,201
CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	15,200	802,560
PepsiCo, Inc.	21,000	1,050,000
The Coca-Cola Co.	5,200	232,492
		2,085,052
Food & Staples Retailing - 0.4%
Albertsons, Inc.	23,000	565,340
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc. (a)	40,000	$ 808,000
Wal-Mart Stores, Inc.	6,500	342,355
		1,715,695
Food Products - 0.1%
Interstate Bakeries Corp.	41,200	213,004
McCormick & Co., Inc. (non-vtg.)	3,300	110,715
		323,719
Household Products - 0.4%
Clorox Co.	4,300	227,212
Procter & Gamble Co.	24,800	1,388,056
		1,615,268
Personal Products - 0.1%
Gillette Co.	17,200	731,000
Tobacco - 0.1%
Altria Group, Inc.	11,100	543,345
TOTAL CONSUMER STAPLES		7,014,079
ENERGY - 6.1%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	30,500	1,199,565
BJ Services Co.	13,900	667,895
ENSCO International, Inc.	22,100	644,436
GlobalSantaFe Corp.	30,000	836,400
Halliburton Co.	40,000	1,166,800
Pride International, Inc. (a)	21,000	385,560
Rowan Companies, Inc. (a)	11,100	269,952
Smith International, Inc. (a)	16,000	911,680
Transocean, Inc. (a)	43,100	1,323,170
Varco International, Inc. (a)	18,598	451,559
Weatherford International Ltd. (a)	32,600	1,510,684
		9,367,701
Oil & Gas - 3.9%
Apache Corp.	13,000	580,970
BP PLC sponsored ADR	11,000	590,700
Burlington Resources, Inc.	21,600	782,568
ChevronTexaco Corp.	32,400	3,159,000
ConocoPhillips	17,400	1,295,082
Encore Acquisition Co. (a)	15,000	418,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	170,900	$ 7,878,490
Occidental Petroleum Corp.	23,700	1,224,105
Pioneer Natural Resources Co.	8,500	284,325
Premcor, Inc. (a)	7,500	251,475
Quicksilver Resources, Inc. (a)	15,000	422,550
Valero Energy Corp.	3,500	231,105
		17,118,870
TOTAL ENERGY		26,486,571
FINANCIALS - 24.4%
Capital Markets - 1.9%
Bear Stearns Companies, Inc.	10,200	896,784
Eurocastle Investment Ltd.	9,200	157,960
Lehman Brothers Holdings, Inc.	14,100	1,041,849
Merrill Lynch & Co., Inc.	58,100	2,967,167
Morgan Stanley	63,100	3,201,063
		8,264,823
Commercial Banks - 3.6%
Bank of America Corp.	182,114	8,191,488
East West Bancorp, Inc.	8,800	318,824
Fifth Third Bancorp	4,600	229,126
National Commerce Financial Corp.	10,000	336,400
SouthTrust Corp.	32,800	1,356,280
UCBH Holdings, Inc.	14,400	578,160
Wachovia Corp.	60,800	2,852,128
Wells Fargo & Co.	30,000	1,762,500
		15,624,906
Consumer Finance - 0.2%
Capital One Financial Corp.	8,080	547,501
MBNA Corp.	23,200	560,048
		1,107,549
Diversified Financial Services - 3.0%
CIT Group, Inc.	7,400	264,476
Citigroup, Inc.	176,900	8,240,002
J.P. Morgan Chase & Co.	111,204	4,401,454
		12,905,932
Insurance - 3.7%
ACE Ltd.	38,400	1,480,320
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	39,400	$ 1,579,940
Allianz AG sponsored ADR	55,500	537,795
AMBAC Financial Group, Inc.	17,500	1,321,250
American International Group, Inc.	76,600	5,456,984
Arch Capital Group Ltd. (a)	9,000	329,400
Hartford Financial Services Group, Inc.	15,900	972,444
Marsh & McLennan Companies, Inc.	4,700	210,043
MetLife, Inc.	22,300	830,675
PartnerRe Ltd.	7,000	359,310
Scottish Re Group Ltd.	15,000	318,600
St. Paul Travelers Companies, Inc.	10,367	359,631
UnumProvident Corp.	37,300	603,514
W.R. Berkley Corp.	26,900	1,086,222
XL Capital Ltd. Class A	7,100	498,420
		15,944,548
Real Estate - 10.5%
American Campus Communities, Inc.	25,000	442,500
Apartment Investment & Management Co. Class A	49,350	1,751,925
Archstone-Smith Trust	12,550	392,188
AvalonBay Communities, Inc.	12,600	761,040
Boston Properties, Inc.	34,924	1,937,584
CarrAmerica Realty Corp.	22,030	734,480
Catellus Development Corp.	22,250	606,758
CBL & Associates Properties, Inc.	15,830	966,896
CenterPoint Properties Trust (SBI)	14,480	609,029
Chelsea Property Group, Inc.	6,680	449,230
Cornerstone Realty Income Trust, Inc.	36,190	347,424
Correctional Properties Trust	24,760	662,330
Duke Realty Corp.	43,300	1,472,200
Equity Office Properties Trust	63,560	1,815,274
Equity One, Inc.	27,650	548,023
Equity Residential (SBI)	76,630	2,482,046
Federal Realty Investment Trust (SBI)	19,870	901,701
General Growth Properties, Inc.	67,040	2,022,597
Health Care Property Investors, Inc.	19,660	498,381
Health Care REIT, Inc.	24,010	816,340
Highwoods Properties, Inc. (SBI)	41,610	1,023,606
Home Properties of New York, Inc.	11,730	473,071
HomeBanc Mortgage Corp. Georgia	45,000	375,750
Host Marriott Corp. (a)	16,910	225,749
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Inland Real Estate Corp.	31,700	$ 469,160
Innkeepers USA Trust (SBI)	60,300	695,862
Kilroy Realty Corp.	12,020	454,957
Kimco Realty Corp.	37,470	1,885,490
Liberty Property Trust (SBI)	14,320	579,387
Manufactured Home Communities, Inc.	25,050	838,424
MeriStar Hospitality Corp. (a)	138,320	796,723
MortgageIT Holdings, Inc.	10,000	125,000
Newcastle Investment Corp.	7,000	211,890
Omega Healthcare Investors, Inc.	18,830	192,066
Pan Pacific Retail Properties, Inc.	20,040	1,069,936
Plum Creek Timber Co., Inc.	30,840	1,018,954
Post Properties, Inc.	7,600	231,040
ProLogis	65,580	2,370,717
Public Storage, Inc.	27,480	1,397,358
Rayonier, Inc.	7,980	370,033
Reckson Associates Realty Corp.	51,420	1,511,748
Shurgard Storage Centers, Inc. Class A	8,500	339,150
Simon Property Group, Inc.	38,520	2,155,194
SL Green Realty Corp.	16,260	813,000
The Mills Corp.	5,900	300,546
The Rouse Co.	23,660	1,572,207
United Dominion Realty Trust, Inc. (SBI)	21,590	458,356
Ventas, Inc.	22,350	611,273
Vornado Realty Trust	38,140	2,393,666
Weingarten Realty Investors (SBI)	13,800	463,956
		45,642,215
Thrifts & Mortgage Finance - 1.5%
Fannie Mae	33,800	2,516,410
Freddie Mac	11,500	771,880
Golden West Financial Corp., Delaware	5,400	584,442
New York Community Bancorp, Inc.	69,200	1,477,420
Sovereign Bancorp, Inc.	24,200	529,012
The PMI Group, Inc.	3,000	124,590
Washington Mutual, Inc.	9,000	349,470
		6,353,224
TOTAL FINANCIALS		105,843,197
Common Stocks - continued
	Shares	Value
HEALTH CARE - 5.4%
Biotechnology - 0.7%
Amgen, Inc. (a)	10,000	$ 592,900
Biogen Idec, Inc. (a)	5,900	350,047
BioMarin Pharmaceutical, Inc. (a)	72,000	434,880
Cephalon, Inc. (a)	4,200	197,442
Genentech, Inc. (a)	12,000	585,360
MedImmune, Inc. (a)	22,900	546,623
Millennium Pharmaceuticals, Inc. (a)	22,700	269,903
ONYX Pharmaceuticals, Inc. (a)	6,000	222,840
		3,199,995
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	145,500	4,443,570
Dade Behring Holdings, Inc. (a)	11,700	615,069
Guidant Corp.	18,100	1,082,380
Immucor, Inc. (a)	14,750	301,638
Medtronic, Inc.	11,100	552,225
PerkinElmer, Inc.	40,100	700,948
St. Jude Medical, Inc. (a)	6,200	416,950
Thermo Electron Corp. (a)	22,200	583,194
Waters Corp. (a)	44,300	1,918,633
		10,614,607
Health Care Providers & Services - 0.5%
Covance, Inc. (a)	6,400	239,680
Tenet Healthcare Corp. (a)	32,000	333,440
UnitedHealth Group, Inc.	23,400	1,547,442
		2,120,562
Pharmaceuticals - 1.7%
Barr Pharmaceuticals, Inc. (a)	19,000	746,130
Johnson & Johnson	21,400	1,243,340
Merck & Co., Inc.	44,400	1,996,668
Pfizer, Inc.	19,600	640,332
Schering-Plough Corp.	92,000	1,698,320
Wyeth	27,900	1,020,303
		7,345,093
TOTAL HEALTH CARE		23,280,257
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
DRS Technologies, Inc. (a)	10,000	363,800
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	142,900	$ 5,141,542
Lockheed Martin Corp.	23,900	1,285,342
Northrop Grumman Corp.	8,400	433,860
Precision Castparts Corp.	15,700	864,913
Raytheon Co.	32,000	1,111,360
The Boeing Co.	16,500	861,630
United Defense Industries, Inc. (a)	10,400	397,592
		10,460,039
Airlines - 0.3%
AirTran Holdings, Inc. (a)	22,000	267,300
Southwest Airlines Co.	62,100	920,322
		1,187,622
Building Products - 0.6%
Masco Corp.	81,900	2,631,447
Commercial Services & Supplies - 1.7%
Asset Acceptance Capital Corp.	3,400	59,602
Avery Dennison Corp.	14,500	901,175
Career Education Corp. (a)	31,000	956,040
Cendant Corp.	77,700	1,680,651
Cintas Corp.	29,700	1,217,997
On Assignment, Inc. (a)	20,000	92,800
Robert Half International, Inc.	65,800	1,612,100
ServiceMaster Co.	18,000	223,740
United Rentals, Inc. (a)	24,000	352,560
Waste Management, Inc.	12,300	341,817
		7,438,482
Construction & Engineering - 0.5%
Chicago Bridge & Iron Co. NV	26,671	790,528
Fluor Corp.	21,100	902,025
MasTec, Inc. (a)	67,000	362,470
		2,055,023
Electrical Equipment - 0.2%
FuelCell Energy, Inc. (a)	20,000	199,200
Rockwell Automation, Inc.	12,000	468,000
		667,200
Industrial Conglomerates - 4.5%
3M Co.	3,800	312,968
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	425,800	$ 13,961,975
Tyco International Ltd.	167,500	5,246,100
		19,521,043
Machinery - 0.1%
Mueller Industries, Inc.	9,000	353,610
Road & Rail - 0.0%
Sirva, Inc.	10,000	211,800
TOTAL INDUSTRIALS		44,526,266
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 0.5%
Comverse Technology, Inc. (a)	27,000	472,770
Foundry Networks, Inc. (a)	46,000	419,520
Juniper Networks, Inc. (a)	17,000	389,130
Lucent Technologies, Inc. (a)	120,000	375,600
Motorola, Inc.	21,800	352,070
		2,009,090
Computers & Peripherals - 0.4%
Hewlett-Packard Co.	31,900	570,691
International Business Machines Corp.	12,400	1,050,156
Western Digital Corp. (a)	20,200	150,692
		1,771,539
Electronic Equipment & Instruments - 0.3%
Amphenol Corp. Class A (a)	11,100	333,666
Avnet, Inc. (a)	5,000	79,400
Flextronics International Ltd. (a)	55,000	682,550
Molex, Inc.	7,000	202,090
Symbol Technologies, Inc.	19,000	245,100
		1,542,806
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	13,600	387,736
IT Services - 0.3%
Affiliated Computer Services, Inc. Class A (a)	10,000	543,300
BearingPoint, Inc. (a)	15,900	128,313
Paychex, Inc.	23,000	682,410
		1,354,023
Office Electronics - 0.1%
Xerox Corp. (a)	47,000	631,210
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	7,000	$ 243,040
Cabot Microelectronics Corp. (a)	26,700	891,513
DSP Group, Inc. (a)	18,000	342,180
Freescale Semiconductor, Inc. Class A	64,500	896,550
Intel Corp.	19,800	421,542
KLA-Tencor Corp. (a)	23,500	877,960
Lam Research Corp. (a)	15,000	323,250
Micron Technology, Inc. (a)	60,000	690,600
PMC-Sierra, Inc. (a)	22,000	205,480
Samsung Electronics Co. Ltd.	1,480	579,661
		5,471,776
Software - 1.2%
BEA Systems, Inc. (a)	86,100	568,260
Microsoft Corp.	151,500	4,135,950
PalmSource, Inc. (a)	13,000	292,630
Siebel Systems, Inc. (a)	20,000	152,200
		5,149,040
TOTAL INFORMATION TECHNOLOGY		18,317,220
MATERIALS - 3.9%
Chemicals - 1.7%
Dow Chemical Co.	71,500	3,060,915
E.I. du Pont de Nemours & Co.	43,700	1,846,762
Ecolab, Inc.	8,100	242,352
Lyondell Chemical Co.	56,700	1,116,423
Millennium Chemicals, Inc. (a)	44,772	834,998
Olin Corp.	16,900	285,441
		7,386,891
Containers & Packaging - 0.7%
Ball Corp.	7,000	261,380
Bemis Co., Inc.	8,100	214,083
Owens-Illinois, Inc. (a)	50,500	810,525
Packaging Corp. of America	38,000	870,200
Sealed Air Corp. (a)	1,300	63,856
Smurfit-Stone Container Corp. (a)	46,500	824,910
		3,044,954
Metals & Mining - 1.5%
Alcoa, Inc.	37,000	1,198,060
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Companhia Vale do Rio Doce sponsored ADR	8,700	$ 502,599
Freeport-McMoRan Copper & Gold, Inc. Class B	15,000	564,450
Massey Energy Co.	24,800	682,496
Metals USA, Inc. (a)	14,800	238,576
Newmont Mining Corp.	11,800	523,802
Nucor Corp.	24,800	1,941,592
Phelps Dodge Corp.	8,000	652,480
		6,304,055
Paper & Forest Products - 0.0%
Bowater, Inc.	5,800	208,394
TOTAL MATERIALS		16,944,294
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.3%
Cincinnati Bell, Inc. (a)	55,000	198,550
Citizens Communications Co.	7,800	98,514
Covad Communications Group, Inc. (a)	255,300	372,738
SBC Communications, Inc.	209,000	5,390,110
Verizon Communications, Inc.	101,200	3,972,100
		10,032,012
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. Class A (a)	18,600	431,334
Nextel Partners, Inc. Class A (a)	20,000	288,400
Western Wireless Corp. Class A (a)	11,800	296,062
		1,015,796
TOTAL TELECOMMUNICATION SERVICES		11,047,808
UTILITIES - 1.3%
Electric Utilities - 1.0%
Entergy Corp.	17,700	1,067,310
FirstEnergy Corp.	18,100	728,344
PG&E Corp. (a)	20,300	592,557
PPL Corp.	7,000	334,810
Southern Co.	16,200	491,670
TXU Corp.	12,700	528,701
Westar Energy, Inc.	25,000	525,000
Xcel Energy, Inc.	7,500	132,375
		4,400,767
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	53,600	$ 540,824
Aquila, Inc. (a)	100,000	295,000
Calpine Corp. (a)	73,500	251,370
Public Service Enterprise Group, Inc.	5,000	211,700
		1,298,894
TOTAL UTILITIES		5,699,661
TOTAL COMMON STOCKS (Cost $284,013,508)		290,539,554
Preferred Stocks - 17.5%

Convertible Preferred Stocks - 5.3%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.4%
Six Flags, Inc. 7.25% PIERS	82,700	1,695,350
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	10,100	441,875
Specialty Retail - 0.5%
Toys 'R' US, Inc. 6.25%	44,600	2,011,460
TOTAL CONSUMER DISCRETIONARY		4,148,685
ENERGY - 0.7%
Oil & Gas - 0.7%
Chesapeake Energy Corp. 6.75%	11,700	1,093,219
Valero Energy Corp. 2.00%	61,700	2,082,375
		3,175,594
FINANCIALS - 1.1%
Diversified Financial Services - 1.1%
AES Trust VII 6.00%	100,300	4,613,800
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern 4.25%	1,370	769,173
MATERIALS - 1.1%
Containers & Packaging - 0.9%
Owens-Illinois, Inc. 4.75%	108,010	3,818,154
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
MATERIALS - continued
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (e)	1,050	$ 1,025,672
TOTAL MATERIALS		4,843,826
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
CenturyTel, Inc. 6.875% ACES	210,200	5,344,335
TOTAL CONVERTIBLE PREFERRED STOCKS		22,895,413
Nonconvertible Preferred Stocks - 12.2%
ENERGY - 1.6%
Oil & Gas - 1.6%
El Paso Tennessee Pipeline Co. Series A, 8.25%	169,600	7,208,000
FINANCIALS - 6.9%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	793,500
Series G, 5.49%	15,000	705,000
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	169,015	4,399,460
		5,897,960
Commercial Banks - 0.2%
Banco Santander Central Hispano SA 6.41% (e)	31,400	737,900
Consumer Finance - 0.6%
SLM Corp. Series A, 6.97%	43,400	2,436,910
Diversified Financial Services - 0.7%
ABN Amro Capital Funding Trust VII 6.08%	60,400	1,479,800
EIX Trust II Series B, 8.60%	19,600	495,096
Heco Capital Trust III 6.50%	12,000	305,760
J.P. Morgan Chase & Co. (depositary shares) Series H, 6.625%	6,530	353,273
RC Trust I 7.00%	9,680	514,304
		3,148,233
Real Estate - 1.2%
Apartment Investment & Management Co. Series Q, 10.10%	46,510	1,232,515
Duke Realty Corp. (depositary shares) Series K, 6.5%	95,800	2,327,940
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
Host Marriott Corp. Series E, 8.875%	20,000	$ 540,200
Vornado Realty Trust Series E, 7.00%	40,000	1,008,000
		5,108,655
Thrifts & Mortgage Finance - 2.9%
Fannie Mae:
Series H, 5.81%	29,200	1,497,960
Series L, 5.125%	90,900	4,095,045
Series N, 5.50%	71,650	3,464,278
Freddie Mac:
Series H, 5.10%	10,300	450,625
Series K 5.79%	6,000	304,500
Series O, 5.81%	19,500	1,004,250
Series R, 5.70%	37,300	1,859,405
		12,676,063
TOTAL FINANCIALS		30,005,721
MATERIALS - 0.3%
Chemicals - 0.2%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	856,350
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400	488,000
TOTAL MATERIALS		1,344,350
UTILITIES - 3.4%
Electric Utilities - 3.4%
Alabama Power Co. 5.30%	88,600	2,151,208
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,396,868
Duquesne Light Co. 6.50%	86,050	4,259,475
FPL Group Capital Trust I 5.875%	20,000	486,600
Monongahela Power Co. Series L, 7.73%	10,800	1,042,200
Southern California Edison Co.:
4.78%	46,500	939,300
Series B, 4.08%	27,271	475,879
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
Series C, 4.24%	87,600	$ 1,607,460
Series D, 4.32%	70,000	1,270,500
		14,629,490
TOTAL NONCONVERTIBLE PREFERRED STOCKS		53,187,561
TOTAL PREFERRED STOCKS (Cost $77,971,914)		76,082,974
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 1.53% (b)	10,850,219	10,850,219
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	502,850	502,850
TOTAL MONEY MARKET FUNDS (Cost $11,353,069)		11,353,069
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $430,859,593)		433,897,058
NET OTHER ASSETS - 0.0%		201,192
NET ASSETS - 100%		$ 434,098,250
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 S&P 500 Index Contracts	Sept. 2004	$ 2,208,200	$ (52,298)

The face value of futures purchased as a percentage of net assets - 0.5%
Security Type Abbreviations
ACES - Automatic Common Exchange Securities
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,465,172 or 3.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,938.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $431,458,177. Net unrealized appreciation aggregated $2,438,881, of which $18,940,694 related to appreciated investment securities and $16,501,813 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

August 31, 2004

CVS-QTLY-1004

1.805819.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 71.6%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.:
2% 2/15/24 (e)(f)		$ 17,200	$ 16,254
2% 2/15/24 (e)		1,100	1,036
			17,290
Automobiles - 0.4%
Fleetwood Enterprises, Inc. 5% 12/15/23 (f)		5,000	6,938
Hotels, Restaurants & Leisure - 0.8%
Kerzner International Ltd. 2.375% 4/15/24 (f)		9,000	8,779
WMS Industries, Inc. 2.75% 7/15/10 (f)		4,000	5,015
			13,794
Leisure Equipment & Products - 0.6%
Eastman Kodak Co.:
3.375% 10/15/33 (f)		7,800	9,301
3.375% 10/15/33		1,000	1,192
			10,493
Media - 1.4%
Interpublic Group of Companies, Inc.:
4.5% 3/15/23 (f)		3,600	4,284
4.5% 3/15/23		9,000	10,710
Lamar Advertising Co. 2.875% 12/31/10		7,200	7,860
			22,854
Specialty Retail - 0.9%
Sonic Automotive, Inc. 5.25% 5/7/09		16,225	15,911
TOTAL CONSUMER DISCRETIONARY			87,280
ENERGY - 1.8%
Energy Equipment & Services - 0.5%
Pride International, Inc. 2.5% 3/1/07		7,100	8,505
Oil & Gas - 1.3%
El Paso Corp. 0% 2/28/21		37,400	18,560
McMoRan Exploration Co.:
6% 7/2/08 (f)		1,000	1,279
6% 7/2/08		2,000	2,557
			22,396
TOTAL ENERGY			30,901
Convertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 11.9%
Capital Markets - 3.1%
Merrill Lynch & Co., Inc. liquid yield option note 0% 3/13/32		$ 54,000	$ 54,065
Consumer Finance - 3.1%
American Express Co.:
1.85% 12/1/33 (e)(f)		36,500	38,918
1.85% 12/1/33 (e)		12,600	13,435
			52,353
Diversified Financial Services - 5.2%
Bunge Ltd. Finance Corp.:
3.75% 11/15/22 (f)		5,000	6,688
3.75% 11/15/22		4,800	6,420
Tyco International Group SA:
3.125% 1/15/23 (f)		39,900	61,199
yankee 3.125% 1/15/23		10,100	15,514
			89,821
Insurance - 0.5%
Scottish Re Group Ltd. 4.5% 12/1/22		7,000	8,041
TOTAL FINANCIALS			204,280
HEALTH CARE - 25.2%
Biotechnology - 9.5%
Affymetrix, Inc. 0.75% 12/15/33		7,000	7,949
BioMarin Pharmaceutical, Inc.:
3.5% 6/15/08 (f)		2,000	1,720
3.5% 6/15/08		9,000	7,740
Celgene Corp.:
1.75% 6/1/08 (f)		2,000	2,728
1.75% 6/1/08		3,400	4,637
Ciphergen Biosystems, Inc. 4.5% 9/1/08 (f)		5,000	3,400
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08		50,660	47,114
IDEC Pharmaceuticals Corp. liquid yield option note 0% 2/16/19		10,200	24,451
Invitrogen Corp. 2.25% 12/15/06		26,003	25,093
Medarex, Inc. 2.25% 5/15/11 (f)		10,000	7,496
Oscient Pharmaceuticals Corp. 3.5% 4/15/11 (f)		14,100	13,360
OSI Pharmaceuticals, Inc. 3.25% 9/8/23		10,000	14,806
Protein Design Labs, Inc. 2.75% 8/16/23		1,400	1,650
			162,144
Convertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 8.8%
Bausch & Lomb, Inc.:
2.4863% 8/1/23 (f)(g)		$ 9,100	$ 12,248
2.4863% 8/1/23 (g)		17,700	23,823
Cooper Companies, Inc.:
2.625% 7/1/23 (f)		7,500	10,834
2.625% 7/1/23		8,800	12,712
Cytyc Corp.:
2.25% 3/15/24 (f)		35,000	39,200
2.25% 3/15/24		2,500	2,800
Epix Medical, Inc. 3% 6/15/24 (f)		9,000	8,550
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)		15,600	22,054
2.5% 10/1/23		7,400	10,461
Thoratec Corp. 1.3798% 5/16/34 (e)(f)		18,200	9,080
			151,762
Health Care Providers & Services - 0.9%
Health Management Associates, Inc.:
1.5% 8/1/23 (f)		8,000	8,162
1.5% 8/1/23		7,500	7,652
			15,814
Pharmaceuticals - 6.0%
ALZA Corp. 0% 7/28/20		46,500	37,229
Guilford Pharmaceuticals, Inc. 5% 7/1/08		5,400	5,931
IVAX Corp. 1.5% 3/1/24 (f)		16,750	17,728
MGI Pharma, Inc. 1.6821% 3/2/24 (e)(f)		32,400	24,319
Roche Holdings, Inc. 0% 7/25/21 (f)		30,000	18,195
			103,402
TOTAL HEALTH CARE			433,122
INDUSTRIALS - 1.0%
Construction & Engineering - 0.5%
Fluor Corp. 1.5% 2/15/24		9,000	9,216
Machinery - 0.5%
Wabash National Corp. 3.25% 8/1/08 (f)		5,300	8,344
TOTAL INDUSTRIALS			17,560
Convertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 4.6%
CIENA Corp. 3.75% 2/1/08		$ 12,930	$ 10,878
Comverse Technology, Inc. 0% 5/15/23		40,400	47,369
Juniper Networks, Inc. 0% 6/15/08		15,300	20,732
			78,979
Computers & Peripherals - 1.7%
Electronics for Imaging, Inc.:
1.5% 6/1/23 (f)		7,300	7,480
1.5% 6/1/23		1,800	1,844
Maxtor Corp. 6.8% 4/30/10		16,900	16,381
Silicon Graphics, Inc. 6.5% 6/1/09		2,500	3,347
			29,052
Electronic Equipment & Instruments - 2.3%
Bell Microproducts, Inc.:
3.75% 3/5/24 (f)		3,000	2,841
3.75% 3/5/24		1,900	1,799
Flextronics International Ltd. 1% 8/1/10		9,900	10,766
Global Imaging Systems, Inc.:
4% 11/15/08 (f)		3,000	3,975
4% 11/15/08		1,500	1,988
Vishay Intertechnology, Inc. 3.625% 8/1/23		16,200	17,143
			38,512
Internet Software & Services - 4.2%
aQuantive, Inc. 2.25% 8/15/24 (f)		2,000	2,035
Ask Jeeves, Inc. 0% 6/1/08		5,000	8,469
Yahoo!, Inc. 0% 4/1/08		40,500	62,136
			72,640
IT Services - 1.8%
DST Systems, Inc.:
4.125% 8/15/23 (f)		12,300	15,123
4.125% 8/15/23		12,800	15,738
			30,861
Semiconductors & Semiconductor Equipment - 2.1%
Agere Systems, Inc. 6.5% 12/15/09		16,700	16,857
Amkor Technology, Inc. 5.75% 6/1/06		5,000	4,600
ASML Holding NV 5.5% 5/15/10	EUR	10,000	14,232
			35,689
Convertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.0%
Concord Communications, Inc. 3% 12/15/23 (f)		$ 8,950	$ 7,585
Red Hat, Inc. 0.5% 1/15/24 (f)		11,368	9,990
			17,575
TOTAL INFORMATION TECHNOLOGY			303,308
MATERIALS - 2.1%
Chemicals - 0.5%
Millennium Chemicals, Inc. 4% 11/15/23 (f)		5,500	9,012
Metals & Mining - 1.6%
Agnico-Eagle Mines Ltd. 4.5% 2/15/12		15,000	17,235
Inco Ltd. yankee 3.5% 3/14/52		750	1,085
Massey Energy Co.:
2.25% 4/1/24 (f)		7,000	7,876
2.25% 4/1/24		1,000	1,125
			27,321
TOTAL MATERIALS			36,333
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 0.4%
Covad Communications Group, Inc. 3% 3/15/24 (f)		1,000	750
Level 3 Communications, Inc. 6% 9/15/09		10,480	5,607
			6,357
Wireless Telecommunication Services - 5.9%
American Tower Corp.:
3.25% 8/1/10 (f)		15,400	22,094
3.25% 8/1/10		6,005	8,615
Crown Castle International Corp. 4% 7/15/10		16,860	26,597
Nextel Partners, Inc.:
1.5% 11/15/08 (f)		4,000	8,005
1.5% 11/15/08		13,400	26,816
NII Holdings, Inc. 2.875% 2/1/34 (f)		10,000	10,388
			102,515
TOTAL TELECOMMUNICATION SERVICES			108,872
Convertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - 0.5%
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. 4.5% 8/15/05		$ 9,200	$ 9,171
TOTAL CONVERTIBLE BONDS (Cost $1,198,798)			1,230,827
Common Stocks - 10.9%
	Shares
CONSUMER DISCRETIONARY - 2.7%
Internet & Catalog Retail - 0.8%
IAC/InterActiveCorp (a)	576,700	13,155
Media - 1.9%
EchoStar Communications Corp. Class A (a)	1,099,069	33,686
TOTAL CONSUMER DISCRETIONARY		46,841
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 1.2%
Albertsons, Inc. unit	657,000	17,049
Safeway, Inc. (a)	212,900	4,301
		21,350
ENERGY - 2.7%
Energy Equipment & Services - 1.6%
National-Oilwell, Inc. (a)	320,900	9,595
Precision Drilling Corp. (a)	100,000	4,928
Weatherford International Ltd. (a)	269,000	12,465
		26,988
Oil & Gas - 1.1%
EnCana Corp.	138,800	5,673
Quicksilver Resources, Inc. (a)	500,000	14,085
		19,758
TOTAL ENERGY		46,746
FINANCIALS - 1.1%
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	250,000	8,888
Golden West Financial Corp., Delaware	91,830	9,939
		18,827
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 1.3%
Biotechnology - 0.2%
OSI Pharmaceuticals, Inc. (a)	50,400	$ 3,003
Health Care Equipment & Supplies - 0.5%
St. Jude Medical, Inc. (a)	124,600	8,379
Health Care Providers & Services - 0.6%
Pharmaceutical Product Development, Inc. (a)	300,000	10,185
TOTAL HEALTH CARE		21,567
INDUSTRIALS - 0.9%
Building Products - 0.4%
Trex Co., Inc. (a)	169,700	7,355
Commercial Services & Supplies - 0.5%
Strayer Education, Inc.	80,200	8,341
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	1	0
TOTAL INDUSTRIALS		15,696
INFORMATION TECHNOLOGY - 0.6%
Computers & Peripherals - 0.4%
Diebold, Inc.	155,300	7,593
Internet Software & Services - 0.1%
Google, Inc. Class A	18,529	1,898
Software - 0.1%
Red Hat, Inc. (a)	94,600	1,160
TOTAL INFORMATION TECHNOLOGY		10,651
MATERIALS - 0.4%
Chemicals - 0.4%
Lyondell Chemical Co.	308,304	6,071
TOTAL COMMON STOCKS (Cost $181,914)		187,749
Convertible Preferred Stocks - 16.0%

CONSUMER DISCRETIONARY - 0.8%
Specialty Retail - 0.8%
Toys 'R' US, Inc. 6.25%	296,000	13,350
Convertible Preferred Stocks - continued
	Shares	Value (000s)
ENERGY - 2.6%
Oil & Gas - 2.6%
Chesapeake Energy Corp. 6.75% (f)	283,600	$ 26,499
Teekay Shipping Corp. Series A, 7.25%	164,000	6,791
Valero Energy Corp. 2.00%	362,000	12,218
		45,508
FINANCIALS - 5.0%
Diversified Financial Services - 3.6%
AES Trust III 6.75%	108,700	4,680
AES Trust VII:
6.00% (f)	126,215	5,806
6.00%	128,900	5,929
CMS Energy Trust I 7.75%	350,000	15,225
SMFG Finance Cayman Ltd. 2.25% (f)	378	21,967
Sovereign Capital Trust IV 4.375%	154,000	7,469
		61,076
Thrifts & Mortgage Finance - 1.4%
Doral Financial Corp.:
4.75% (f)	21,400	6,313
4.75%	23,900	7,051
The PMI Group, Inc. 5.875%	427,000	11,204
		24,568
TOTAL FINANCIALS		85,644
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc. 7.00%	492,000	25,589
INDUSTRIALS - 1.8%
Aerospace & Defense - 1.8%
Northrop Grumman Corp.:
7.25%	188,100	19,293
Series B, 7.00%	86,100	10,909
		30,202
MATERIALS - 2.9%
Metals & Mining - 2.9%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (f)	34,500	33,701
Phelps Dodge Corp. Series A, 6.75% MEDS	91,000	15,832
		49,533
Convertible Preferred Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Crown Castle International Corp. 6.25% PIERS	418,150	$ 18,921
UTILITIES - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
Aquila, Inc. 6.75%	200,000	5,860
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $237,797)		274,607
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 1.53% (b)	9,883,688	9,884
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	6,631,600	6,632
TOTAL MONEY MARKET FUNDS (Cost $16,516)		16,516
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.53%, dated 8/31/04 due 9/1/04) (Cost $3,607)	$ 3,607	3,607
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,638,632)		1,713,306
NET OTHER ASSETS - 0.3%		5,576
NET ASSETS - 100%		$ 1,718,882
Currency Abbreviations
EUR - European Monetary Unit
Security Type Abbreviations
MEDS - Mandatorily Exchangeable Debt Securities
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $567,513,000 or 33.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,638,273,000. Net unrealized appreciation aggregated $75,033,000, of which $145,432,000 related to appreciated investment securities and $70,399,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Equity Income II Fund

August 31, 2004

EII-QTLY-1004

1.805774.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.6%
Hotels, Restaurants & Leisure - 0.4%
Hilton Hotels Corp.	1,942,100	$ 34,666
Marriott International, Inc. Class A	353,500	16,774
		51,440
Household Durables - 0.0%
Blount International, Inc. (a)	465,200	5,047
Internet & Catalog Retail - 1.7%
IAC/InterActiveCorp (a)	8,746,150	199,500
Media - 5.7%
News Corp. Ltd. ADR	7,629,300	238,416
Omnicom Group, Inc.	2,012,780	138,499
The DIRECTV Group, Inc. (a)	1,954,900	31,024
Tribune Co.	924,400	38,594
Viacom, Inc. Class B (non-vtg.)	4,357,889	145,161
Washington Post Co. Class B	22,700	19,715
XM Satellite Radio Holdings, Inc. Class A (a)	2,564,573	70,449
		681,858
Multiline Retail - 0.8%
JCPenney Co., Inc.	2,368,100	90,746
TOTAL CONSUMER DISCRETIONARY		1,028,591
CONSUMER STAPLES - 5.4%
Beverages - 0.1%
The Coca-Cola Co.	345,400	15,443
Food & Staples Retailing - 2.4%
Albertsons, Inc.	2,128,200	52,311
Safeway, Inc. (a)	4,739,100	95,730
Wal-Mart Stores, Inc.	2,668,100	140,529
		288,570
Food Products - 1.0%
Hormel Foods Corp.	352,100	9,401
McCormick & Co., Inc. (non-vtg.)	3,343,500	112,174
		121,575
Household Products - 0.8%
Colgate-Palmolive Co.	1,119,000	60,426
Procter & Gamble Co.	547,500	30,644
		91,070
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	312,700	$ 13,743
Gillette Co.	1,046,960	44,496
		58,239
Tobacco - 0.6%
Altria Group, Inc.	1,469,400	71,927
TOTAL CONSUMER STAPLES		646,824
ENERGY - 14.0%
Energy Equipment & Services - 1.7%
ENSCO International, Inc.	3,205,310	93,467
Smith International, Inc. (a)	263,500	15,014
Weatherford International Ltd. (a)	2,133,600	98,871
		207,352
Oil & Gas - 12.3%
Ashland, Inc.	1,237,800	63,660
BP PLC sponsored ADR	3,404,200	182,806
Burlington Resources, Inc.	16,448,260	595,920
Exxon Mobil Corp.	13,444,100	619,773
		1,462,159
TOTAL ENERGY		1,669,511
FINANCIALS - 28.4%
Capital Markets - 5.4%
Bank of New York Co., Inc.	595,300	17,740
Charles Schwab Corp.	40,053,640	378,507
Morgan Stanley	3,122,693	158,414
Northern Trust Corp.	383,400	16,505
State Street Corp.	1,565,500	70,667
		641,833
Commercial Banks - 7.2%
Bank of America Corp.	8,982,400	404,028
Wachovia Corp.	4,274,757	200,529
Wells Fargo & Co.	4,438,800	260,780
		865,337
Consumer Finance - 1.1%
SLM Corp.	3,435,800	134,065
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 5.9%
Citigroup, Inc.	8,692,441	$ 404,894
J.P. Morgan Chase & Co.	7,544,612	298,616
		703,510
Insurance - 5.0%
AFLAC, Inc.	1,307,400	52,427
AMBAC Financial Group, Inc.	399,900	30,192
American International Group, Inc.	7,189,800	512,201
		594,820
Real Estate - 0.2%
Capital Automotive (SBI)	385,310	11,895
CenterPoint Properties Trust (SBI)	258,620	10,878
		22,773
Thrifts & Mortgage Finance - 3.6%
Fannie Mae	5,749,160	428,025
TOTAL FINANCIALS		3,390,363
HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 1.5%
Guidant Corp.	301,600	18,036
Medtronic, Inc.	3,387,100	168,508
		186,544
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	697,000	46,093
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	1,197,900	28,426
Johnson & Johnson	861,700	50,065
Pfizer, Inc.	11,457,190	374,306
		452,797
TOTAL HEALTH CARE		685,434
INDUSTRIALS - 14.8%
Aerospace & Defense - 3.3%
Goodrich Corp. (d)	6,975,500	221,542
Honeywell International, Inc.	2,502,500	90,040
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	389,580	$ 20,952
Precision Castparts Corp.	1,151,500	63,436
		395,970
Air Freight & Logistics - 0.6%
Ryder System, Inc.	428,300	18,764
United Parcel Service, Inc. Class B	646,200	47,205
		65,969
Commercial Services & Supplies - 0.2%
Career Education Corp. (a)	475,000	14,649
Corinthian Colleges, Inc. (a)	860,500	9,784
		24,433
Industrial Conglomerates - 4.0%
General Electric Co.	14,667,600	480,951
Machinery - 3.6%
Caterpillar, Inc.	2,096,800	152,437
Dover Corp.	7,410,300	279,591
		432,028
Road & Rail - 3.1%
Landstar System, Inc. (a)	925,674	48,579
Norfolk Southern Corp.	10,881,644	309,039
Werner Enterprises, Inc.	242,568	4,298
		361,916
TOTAL INDUSTRIALS		1,761,267
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.2%
Nokia Corp. sponsored ADR	1,550,700	18,422
Computers & Peripherals - 0.7%
International Business Machines Corp.	958,700	81,192
Internet Software & Services - 0.1%
Google, Inc. Class A	132,400	13,564
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	1,571,800	54,573
Applied Materials, Inc. (a)	1,378,200	21,900
Freescale Semiconductor, Inc. Class A	882,600	12,268
Intel Corp.	3,016,700	64,226
KLA-Tencor Corp. (a)	596,900	22,300
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LSI Logic Corp. (a)	4,498,500	$ 21,728
National Semiconductor Corp. (a)	604,900	8,063
Novellus Systems, Inc. (a)	680,000	16,612
Texas Instruments, Inc.	1,105,500	21,601
		243,271
Software - 2.5%
Microsoft Corp.	10,541,900	287,794
Take-Two Interactive Software, Inc. (a)	336,100	11,007
		298,801
TOTAL INFORMATION TECHNOLOGY		655,250
MATERIALS - 4.4%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	1,928,200	100,999
Eastman Chemical Co.	3,773,000	175,558
FMC Corp. (a)	1,533,300	70,884
Lyondell Chemical Co.	840,400	16,547
		363,988
Containers & Packaging - 0.6%
Smurfit-Stone Container Corp. (a)	3,740,101	66,349
Metals & Mining - 0.8%
Alcoa, Inc.	1,434,050	46,435
International Steel Group, Inc.	1,085,000	32,984
Nucor Corp.	264,700	20,723
		100,142
TOTAL MATERIALS		530,479
TELECOMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 9.6%
SBC Communications, Inc.	10,582,300	272,918
Sprint Corp.	11,747,600	231,193
Verizon Communications, Inc.	16,359,600	642,114
		1,146,225
UTILITIES - 1.8%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	1,813,500	59,356
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	2,153,700	$ 129,868
Exelon Corp.	654,900	24,133
		213,357
Multi-Utilities & Unregulated Power - 0.0%
Public Service Enterprise Group, Inc.	56,500	2,392
TOTAL UTILITIES		215,749
TOTAL COMMON STOCKS (Cost $10,768,744)		11,729,693
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 1.53% (b)	170,686,522	170,687
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	154,957,350	154,957
TOTAL MONEY MARKET FUNDS (Cost $325,644)		325,644
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $11,094,388)		12,055,337
NET OTHER ASSETS - (0.9)%		(108,968)
NET ASSETS - 100%		$ 11,946,369
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Burlington Resources, Inc.	$ 536,456	$ 9,474	$ 169,963	$ 4,540	$ -
Goodrich Corp.	188,477	18,063	15,133	2,903	221,542
Werner Enterprises, Inc.	88,999	-	88,897	191	-
Total	$ 813,932	$ 27,537	$ 273,993	$ 7,634	$ 221,542
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $11,109,472,000. Net unrealized appreciation aggregated $945,865,000, of which $1,295,075,000 related to appreciated investment securities and $349,210,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 19, 2004